Trade and Other Receivables - Changes in Loss Allowance on Accounts Receivable - Trade Measured at Amortized Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Impairment	₩ (30,064)	₩ (37,547)	₩ (59,184)
Spin-off		(2,281,910)
Trade and other receivables [member]
Disclosure of financial assets [line items]
Beginning balance	238,881	264,498
Impairment	27,053	31,546
Write-offs	(42,296)	(65,852)
Collection of receivables previously written-off	11,282	14,565
Business combination	3	878
Spin-off	0	(6,754)
Ending Balance	₩ 234,923	₩ 238,881	₩ 264,498